RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS
25.	RELATED PARTY TRANSACTIONS

The Group has related party relationships with its subsidiaries, and with its directors and executive officers.

Leasing arrangements with related parties

The following is a description of our related party transactions since January 1, 2022.

The Group has entered into various arrangements with JRJ Investments (“JRJ”), a partnership owned by Mr O’Caoimh and Dr Walsh, directors of Trinity Biotech, and directly with Mr O’Caoimh, to provide premises at IDA Business Park, Bray, County Wicklow, Ireland.

The Group entered into an agreement with JRJ for a 25-year lease commencing in December 2003 for offices that were adjacent to its then premises at IDA Business Park, Bray, County Wicklow, Ireland with an annual rent of €381,000 (US$406,000). Upward-only rent reviews are carried out every five years and there have been no increases arising from these rent reviews.

In 2007, the Group entered into a 25-year lease agreement with Mr O’Caoimh and Dr Walsh for a 43,860 square foot manufacturing facility in Bray, Ireland with an annual rent of €787,000 (US$838,000). Subsequent to the signing of this lease, the ownership of the building transferred from JRJ to Mr O’Caoimh solely. In 2016, the Group also entered into a 10-year lease agreement with Mr O’Caoimh for a warehouse of 16,000 square feet adjacent to the leased manufacturing facility in Bray, Ireland. The annual rent for the warehouse is €144,000 (US$153,000). At the time, independent valuers advised the Group that the rent in respect of each of the leases represented a fair market rent. Upward-only rent reviews are carried out every five years and there have been no increases to date arising from these rent reviews, although a rent review for the 43,860 square foot facility is currently ongoing.

In late 2020, the Group occupied some additional space adjoining the warehouse owned by Mr O’Caoimh. This was a short-term arrangement, and no payments were made for the additional space during 2020 and 2021. The Company vacated this space in 2021. In 2022, the rent payable to Mr O’Caoimh of US$90,000 was settled.

Trinity Biotech and its directors (excepting Mr O’Caoimh and Dr Walsh who express no opinion on this point) believe at the time that the arrangements were entered into represented a fair and reasonable basis on which the Group could meet its ongoing requirements for premises. Dr Walsh has no ownership interest in the additional space adjoining the warehouse owned by Mr O’Caoimh and was therefore entitled to express an opinion on this arrangement.

Compensation of key management personnel of the Group

During the year ended December 31, 2022, the key management personnel of the Group were made up of the executive directors; Mr. Ronan O’Caoimh, Dr Jim Walsh, Mr. John Gillard and Mr. Aris Kekedjian. For the year ended December 31, 2021, the key management personnel of the Group were made up of the executive directors; Mr. Ronan O’Caoimh, Dr Jim Walsh, Mr. John Gillard and Mr. Kevin Tansley. Compensation for the year ended December 31, 2022 of these personnel is detailed below:

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Short-term employee benefits	1,074	1,065
Performance related bonus	512	227
Post-employment benefits	24	24
Share-based compensation benefits as calculated under IFRS 2	1,690	965

	3,300	2,281

The amounts disclosed in respect of directors’ emoluments in Note 9 includes non-executive directors’ fees of US$53,000 (2021: US$98,000) and share-based compensation benefits of US$17,000 (2021: US$61,000). Total directors’ remuneration is also included in “employment” (Note 3) and “(Loss)/profit before tax” (Note 9). The performance bonuses for Mr. Kekedjian and Mr. Gillard in respect of fiscal year 2022 have been accrued as at December 31, 2022.

Directors’ interests in the Company’s shares and share option plan

	‘A’ Ordinary Shares	Share options
At January 1, 2022	9,077,713	16,738,000
Shares of retired director	(626,600)	-
Options of retired director	-	(2,924,000)
Shares purchased during the year	2,666,664	(2,666,664)
Shares sold during the year	-	-
Granted	-	29,400,000
Expired / forfeited	-	-

At December 31, 2022	11,117,777	40,547,336

	‘A’ Ordinary Shares	Share options
At January 1, 2021	9,077,713	17,394,000
Shares of retired director	-	-
Options of retired director	-	(656,000)
Shares purchased during the year	-	-
Shares sold during the year	-	-
Granted	-	-
Expired / forfeited	-	-

At December 31, 2021	9,077,713	16,738,000

Rayville Limited, an Irish registered company, which was wholly owned by three executive directors and certain other former executives of the Group, owned all of the ‘B’ non-voting Ordinary Shares in Trinity Research Limited, one of the Group’s subsidiaries, and these ‘B’ shares were surrendered through Trinity Research Limited in 2021. The ‘B’ shares do not entitle the holders thereof to receive any assets of the company on a winding up. All of the ‘A’ voting ordinary shares in Trinity Research Limited are held by the Group. All liabilities in relation to Rayville Limited and Trinity Research Limited were extinguished as at December 31, 2021 and December 31, 2022.